Related Party Transactions - Additional Information (Details) - USD ($)	1 Months Ended		12 Months Ended
	May 31, 2022	Mar. 31, 2021	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Transactions Between Related Parties [Line Items]
Purchases of goods, related party transactions			$ 0	$ 0	$ 0
Accrued bonuses			$ 600,000	$ 500,000
Number of shares surrendered and cancelled	60,540
Shares surrendered and cancelled, consideration value	$ 0
Ordinary Shares
Disclosure Of Transactions Between Related Parties [Line Items]
Repurchase of ordinary shares (n shares)		20,765			20,765